Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam ETF Trust
Entity Central Index Key	0001845809
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Putnam Focused Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Putnam Focused Large Cap Growth ETF
Class Name	Putnam Focused Large Cap Growth ETF
Trading Symbol	PGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused Large Cap Growth ETF for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam Focused Large Cap Growth ETF	$50	0.48%
[1]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Putnam Focused Large Cap Growth ETF returned 10.41%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 10.82% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight position in:
↑	Snowflake, a cloud-based artificial intelligence data platform company
↑	Advanced Micro Devices, a semiconductor company
↑	Lam Research, a semiconductor equipment company

Top detractors from performance:
↓	Overweight position in ServiceNow, a cloud computing software company
↓	Overweight position in Corning, a glass, ceramics, and concrete manufacturer
↓	Underweight position in Alphabet, a technology company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (5/25/2021)
Putnam Focused Large Cap Growth ETF (NAV)	10.41	10.28	12.77
Russell 3000 Index	20.10	11.80	12.77
Russell 1000 Growth Index	10.82	11.88	14.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 212,109,638
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 446,070
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$212,109,638
Total Number of Portfolio Holdings	40
Total Management Fee Paid (based on a unitary fee)	$446,070
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.